Cash and Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash ana Cash Equivalents and Restricted Cash

NOTE 3: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

Cash and cash equivalents and restricted cash consisted of the following:

	June 30, 2020	December 31, 2019
Reconciliation of cash and cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	$11,356	$16,685
Restricted cash	—	1,424
Total cash and cash equivalents and restricted cash	$11,356	$18,109

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

As of December 31, 2019, restricted cash amounted to $1,424 and related to amounts held in retention accounts in order to service debt and interest payments, as required by certain of Navios Containers’ credit facilities.